Monroe Capital Income Plus ABS Funding, LLC. Report to: Monroe Capital Income Plus ABS Funding, LLC 28 February 2022

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants
on Applying Agreed-Upon Procedures

Monroe Capital Income Plus ABS Funding, LLC
c/o The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
Re: Monroe Capital Income Plus ABS Funding, LLC
We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, Monroe Capital BDC Advisors, LLC (the “Collateral Manger”), Jefferies LLC (“Jefferies”) and KeyBanc Capital Markets Inc. (“Keybanc” and, collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to Monroe Capital Income Plus ABS Funding, LLC’s (the “Issuer” or “Engaging Party”) portfolio of middle market loans and recurring revenue loans and participation interests (the “Collateral Obligations”) on an electronic data file and related decodes prepared by Jefferies pursuant to the Draft Governing Documents (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. No other party acknowledged the appropriateness of the procedures. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. We make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Governing Documents (as defined herein).

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Jefferies, on behalf of the Issuer, provided us with the following information:
i.
An electronic data file labeled as “Monroe Capital Income Plus ABS Funding - Portfolio.xlsx” and related decodes (the “Data File”) that contains information as of 31 January 2022 (the “Pricing Cut-off Date”) on 59 Collateral Obligations and 5 additional hypothetical loans which are identified as “Hypo Recurring Revenue Deal #1”, “Hypo Recurring Revenue Deal #2”, “Hypo Recurring Revenue Deal #3”, “Hypo Recurring Revenue Deal #4” and “Hypo Recurring Revenue Deal #5”under the “Issuer” column in the Data File (the “Hypothetical Collateral Obligations” and, together with the Collateral Obligations, the “Planned Collateral Obligations”),

ii.
A copy of a preliminary offering circular (the “Preliminary Offering Circular”), a draft copy of which we received dated 25 February 2022 related to the offering of certain of the Issuer’s Notes (as defined below) and

iii.
A copy of an indenture to be entered into between the Issuer, and U.S. Bank Trust Company, National Association (the “Trustee”), a draft copy of which we received dated 14 February 2022 (the “Draft Indenture” and, together with the Preliminary Offering Circular, the “Draft Governing Documents”).

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:
a.
An electronic data file labeled as “Income Plus SPV Loan Contract Positions Report.xlsx” (the “Loan Report”) which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for the Collateral Obligations as well as the aggregate principal balance committed to each obligor of such Collateral Obligations as of the Pricing Cut-Off Date,

b.
Copies of certain Collateral Obligations’ asset monitoring reports which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for such Collateral Obligations as well as certain financial information of the obligor of such Collateral Obligations (each, an “Asset Monitoring Report”),

c.
Copies of certain Collateral Obligations’ internally generated closing memoranda which the Collateral Manager indicated contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligor of such Collateral Obligations (each, a “Closing Memo”),

d.	Copies of certain business presentations prepared by the Collateral Manager for such Collateral Obligations (each, a “Business Presentation”),
e.
Copies of certain screenshots that the Collateral Manager obtained from an internal system that contain certain loan level information for such Collateral Obligations (each, an “Internal System Screenshot”),

f.	Copies of preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined herein),
g.	A copy of a rate set notice (the “Rate Set Notice”) for a certain Sample Collateral Obligation (as defined herein),
h.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined herein) and
i.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 1 of Attachment A.

The information provided by Jefferies and the Collateral Manager, each on behalf of the Issuer, is collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Data File and Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion or conclusion as to: (a) the existence of the Planned Collateral Obligations, (b) questions of legal or tax interpretation, (c) the appropriateness of the requirements of the Draft Governing Documents, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Governing Documents, (e) the accuracy, completeness or reasonableness of the information provided to us by the Jefferies, on behalf of the Issuer or (f) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer.

This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Governing Documents’ specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Planned Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Planned Collateral Obligations,
iii.	Whether the originator of the Planned Collateral Obligations complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Planned Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

28 February 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this Attachment A, the Draft Governing Documents relate to the Issuer’s Class A Senior Secured Notes (the “Class A Notes”), Class B Senior Secured Notes (the “Class B Notes”), Class C Senior Secured Notes (the “Class C Notes” and, collectively with the Class A Notes and the Class B Notes, the “Secured Notes”) and Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Planned Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations and the anticipated Principal Balance for each Collateral Obligation that the Issuer is expected to own or acquire by the Closing Date (as defined in the Draft Governing Documents). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Closing Date (as defined in the Draft Governing Documents) may not include all the Planned Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein) and no procedures were performed on the Hypothetical Collateral Obligations.

Attachment A Page 2 of 5

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
We obtained from Jefferies, on behalf of the Issuer, the Data File containing information on the Planned Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics (as defined herein) and Sample Characteristics (as defined herein) indicated below, as shown on the Data File, for the corresponding Collateral Obligations as indicated below, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and Jefferies adjusted the information on the Data File to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 1 to Attachment A. The Data File, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.
The Issuer instructed us to randomly select a sample of three Collateral Obligations as shown in the Pricing Date Data File (each, a “Sample Collateral Obligation”), on which to perform the procedures as indicated in Item 5. below. The resulting Sample Collateral Obligations, as identified on the Pricing Date Data File, are:

Sample Collateral Obligations
[REDACTED]
[REDACTED]
[REDACTED]

3.
For each Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics (the “Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) the Loan Report, (b) Asset Monitoring Reports, (c) Closing Memos, (d) Internal System Screenshots and (e) Business Presentations. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos, Internal System Screenshots
Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Asset Monitoring Reports. Business Presentations
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Country (labeled as “Country” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations

Attachment A Page 3 of 5

3. (continued)

Characteristics (continued)	Data Sources (continued)
Industry (labeled as “Industry” on the Pricing Date Data File	Asset Monitoring Reports, Business Presentations
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
LIBOR Spread (labeled as “Libor Spread” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
LIBOR Floor Rate (labeled as “Libor Floor” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos, Loan Report
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Loan Report, Asset Monitoring Reports
Payment frequency (labeled as “Frequency” on the Pricing Date Data File)	Loan Report
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Monroe Rating (labeled as “Monroe Rating” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations
Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos

Except for the information provided in the Assumptions on Exhibit 1 to Attachment A, all Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

Attachment A Page 4 of 5

4.
For each Collateral Obligation included in the Pricing Date Data File, using certain Assumptions on Exhibit 1 to Attachment A, we compared the Principal Balance (labeled as “Principal Balance” in the Pricing Date Data File) by obligor (labeled as “Issuer” in the Pricing Date Data File) to the corresponding balance as shown on the Loan Report and noted that the Principal Balance for each Collateral Obligation included in the Pricing Date Data File did not exceed the corresponding aggregated balance in the Loan Report.

5.
For each Sample Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics (the “Sample Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) the Rate Set Notice and (c) Financial Statements. Where more than one Additional Data Source is listed for a Sample Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Sample Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources to the Data Sources for any of the Sample Characteristics for any of the Sample Collateral Obligations.

Sample Characteristics	Additional Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Credit Agreements
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Credit Agreements
Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Credit Agreements
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Credit Agreements
Country (labeled as “Country” on the Pricing Date Data File)	Credit Agreements
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Credit Agreements, Rate Set Notice
LIBOR Spread (labeled as “Libor Spread” on the Pricing Date Data File)	Credit Agreements, Rate Set Notice
LIBOR Floor Rate (labeled as “Libor Floor” on the Pricing Date Data File)	Credit Agreements
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Credit Agreements
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Credit Agreements
Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Financial Statements
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Financial Statements

Attachment A Page 5 of 5

5. (continued)

Sample Characteristics (continued)	Additional Data Sources (continued)
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Financial Statements
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Financial Statements
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Financial Statements
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Financial Statements

All Sample Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

We performed no other procedures on any other information on the Pricing Date Data File.

Exhibit 1 to Attachment A

Assumptions

(refer to Items 1., 3., 4. and 5.)

1.	The Collateral Manager, on behalf of the Issuer, indicated that all of the Collateral Obligations on the Pricing Date Data File are term loans.

2.
For the purpose of comparing the “Issuer” Characteristic and the “Issuer” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co‑borrower with the obligor.

3.
For the purpose of comparing the “Lien Position” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that if the corresponding value in the Asset Monitoring Report indicates a value of “Bifurcated FL” or “FLLO”, it is to be considered a first lien loan.

4.
For the purpose of comparing the “Lien Position” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the following Collateral Obligation, as identified on the Pricing Date Data File, has the corresponding value:

Collateral Obligation	Value
[REDACTED]	First Lien

5.
For the purpose of comparing the “LIBOR Floor Rate” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the following Collateral Obligation, as identified on the Pricing Date Data File, has the corresponding value:

Collateral Obligation	Value
[REDACTED]	1.00%

6.
For the purpose of comparing the “Senior Indebtedness”, “Total Indebtedness”, “LTM EBITDA Adjusted” and “LTM Recurring Revenue” Characteristics, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values shown on the Asset Monitoring Reports are shown in thousands (‘000s) for all Collateral Obligations, except for the Collateral Obligation identified as [REDACTED] on the Pricing Date Data File for which the corresponding values are shown in millions (‘000,000s).

7.
For the purpose of comparing the “LTM EBITDA Adjusted” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding value shown on the Asset Monitoring Reports under the column heading “TTM Adj./PF EBITDA” is to be used for Collateral Obligations which are identified as Recurring Revenue Loans on the Pricing Date Data File and the corresponding value shown on the Asset Monitoring Reports under the column heading “TTM EBITDA” is to be used for all other Collateral Obligations.

8.
The Collateral Manager, on behalf of the Issuer, indicated that the “LTM Adjusted 1st Lien EBITDA Debt Multiple (current)” Characteristic and “LTM Adjusted 1st Lien EBITDA Debt Multiple (current)” Sample Characteristic are only applicable to Collateral Obligations that are not identified as Recurring Revenue Loans.

Exhibit 1 to Attachment A

9.
The Collateral Manager, on behalf of the Issuer, indicated that the “LTM Adjusted 1st Lien RR Debt Multiple (current)” Characteristic and “LTM Adjusted 1st Lien RR Debt Multiple (current)” Sample Characteristic are only applicable to Collateral Obligations that are identified as Recurring Revenue Loans.

10.
The Collateral Manager, on behalf of the Issuer, indicated that the “LTM Recurring Revenue” Characteristic and “LTM Recurring Revenue” Sample Characteristic are only applicable to Collateral Obligations that are identified as Recurring Revenue Loans.